Equity - Additional Information (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Jan. 01, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 01, 2020
Disclosure of equity [line items]
Equity	$ 1,862,826			$ 1,862,826	$ 1,862,826
Number of share outstanding	512,406,760,091	512,406,760,091		512,406,760,091	512,406,760,091
Percentage of actual dividends on profit		100.00%
Distribution of dividends	$ 14	$ 127,065
Equity	2,378,015	3,326,338	$ 2,383,335	$ 2,383,335	$ 2,495,848	$ 3,326,338
Other equity interest [member]
Disclosure of equity [line items]
Equity	$ 468,759	744,838	$ 424,598	744,838	744,838	744,838
Revaluation surplus [member]
Disclosure of equity [line items]
Equity		$ 451,011		$ 451,011	$ 451,011	$ 451,011